Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Australia - 7.0%
Afterpay Ltd. (A)	939	$ 81,576
AGL Energy Ltd.	2,729	11,270
Ampol Ltd.	1,068	21,315
APA Group	5,460	34,009
Aristocrat Leisure Ltd.	2,580	85,802
ASX Ltd.	862	49,768
Aurizon Holdings Ltd.	9,002	24,372
AusNet Services Ltd.	8,760	15,856
Australia & New Zealand Banking Group Ltd.	12,695	254,948
BHP Group Ltd.	13,128	350,621
BHP Group PLC	9,420	237,331
BlueScope Steel Ltd.	2,142	31,037
Brambles Ltd.	6,498	49,966
Cochlear Ltd.	289	45,218
Coles Group Ltd.	5,763	70,003
Commonwealth Bank of Australia	7,902	586,410
Computershare Ltd.	2,274	29,405
Crown Resorts Ltd. (A)	1,683	11,521
CSL Ltd.	2,028	423,712
Dexus, REIT	4,456	34,296
Domino’s Pizza Enterprises Ltd.	257	29,395
Endeavour Group Ltd.	6,305	31,551
Evolution Mining Ltd.	7,160	18,104
Fortescue Metals Group Ltd.	7,462	79,485
Goodman Group, REIT	7,313	112,526
GPT Group, REIT	8,132	29,291
Insurance Australia Group Ltd.	10,822	37,793
Lendlease Corp. Ltd.	2,901	22,304
Macquarie Group Ltd.	1,535	198,316
Magellan Financial Group Ltd.	629	15,788
Medibank Pvt Ltd.	13,102	33,452
Mirvac Group, REIT	17,945	38,066
National Australia Bank Ltd.	14,712	290,136
Newcrest Mining Ltd.	3,524	58,420
Northern Star Resources Ltd.	4,616	28,271
Oil Search Ltd.	8,937	27,812
Orica Ltd.	1,824	17,816
Origin Energy Ltd.	7,185	24,106
Qantas Airways Ltd. (A)	3,468	13,987
QBE Insurance Group Ltd.	6,613	54,479
Ramsay Health Care Ltd.	803	39,794
REA Group Ltd.	214	24,103
Reece Ltd.	1,231	16,602
Rio Tinto Ltd.	1,661	118,248
Santos Ltd.	8,052	41,243
Scentre Group, REIT	22,041	46,911
SEEK Ltd.	1,486	32,667
Sonic Healthcare Ltd.	1,926	55,660
South32 Ltd.	20,900	51,864
Stockland, REIT	10,888	34,528
Suncorp Group Ltd.	5,515	49,039
Sydney Airport (A)	5,459	32,060
Tabcorp Holdings Ltd.	9,751	33,881
Telstra Corp. Ltd.	17,754	49,748
Transurban Group (A) (B)	1,329	12,490
Transurban Group	11,969	120,629
Treasury Wine Estates Ltd.	3,372	29,734
Vicinity Centres, REIT	16,029	18,950
Washington H Soul Pattinson & Co. Ltd.	957	26,596
Wesfarmers Ltd.	5,061	201,293

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Westpac Banking Corp.	16,360	$ 302,553
WiseTech Global Ltd.	637	24,157
Woodside Petroleum Ltd.	4,281	73,202
Woolworths Group Ltd.	5,578	156,676

		5,202,162

Austria - 0.2%
Erste Group Bank AG	1,175	51,593
OMV AG	661	39,803
Raiffeisen Bank International AG	654	17,105
Verbund AG	299	30,239
voestalpine AG	528	19,504

		158,244

Belgium - 0.8%
Ageas SA	795	39,369
Anheuser-Busch InBev SA	3,402	192,953
Elia Group SA	117	13,982
Etablissements Franz Colruyt NV	258	13,161
Groupe Bruxelles Lambert SA	495	54,448
KBC Group NV	1,085	97,872
Proximus SADP	583	11,569
Sofina SA	63	25,032
Solvay SA	327	40,563
UCB SA	543	60,804
Umicore SA	852	50,404

		600,157

Chile - 0.1%
Antofagasta PLC	1,774	32,239

Denmark - 2.6%
Ambu A/S, B Shares	725	21,439
AP Moller - Maersk A/S, Class A	14	36,079
AP Moller - Maersk A/S, Class B	28	75,798
Carlsberg AS, Class B	441	71,946
Chr Hansen Holding A/S	470	38,391
Coloplast A/S, Class B	519	81,152
Danske Bank A/S	3,070	51,718
Demant A/S (A)	492	24,792
DSV A/S	889	212,794
Genmab A/S (A)	294	128,455
GN Store Nord A/S	556	38,455
Novo Nordisk A/S, Class B	7,479	720,897
Novozymes A/S, B Shares	884	60,599
Orsted AS (C)	821	108,220
Pandora A/S	418	50,745
ROCKWOOL International A/S, B Shares	33	14,094
Tryg A/S	1,571	35,613
Vestas Wind Systems A/S	4,511	180,932

		1,952,119

Finland - 1.3%
Elisa OYJ	647	40,201
Fortum OYJ	1,897	57,605
Kesko OYJ, B Shares	1,147	39,564
Kone OYJ, Class B	1,478	103,827
Neste OYJ	1,866	105,265
Nokia OYJ (A)	23,794	131,231
Nordea Bank Abp	5,384	69,780
Nordea Bank Abp	9,093	117,175
Orion OYJ, Class B	443	17,539
Sampo OYJ, A Shares	2,211	109,314
Stora Enso OYJ, R Shares	2,576	42,907

Transamerica Series Trust	Page 1

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Finland (continued)
UPM-Kymmene OYJ	2,393	$ 84,698
Wartsila OYJ Abp	1,969	23,449

		942,555

France - 10.7%
Accor SA (A)	728	25,958
Aeroports de Paris (A)	142	18,085
Air Liquide SA	2,112	338,258
Airbus SE (A)	2,628	348,409
Alstom SA	1,416	53,713
Amundi SA (C)	252	21,195
Arkema SA	299	39,428
Atos SE	451	23,958
AXA SA	8,443	233,983
BioMerieux	195	22,188
BNP Paribas SA	5,016	320,927
Bollore SA	3,935	22,724
Bouygues SA	988	40,871
Bureau Veritas SA	1,294	39,934
Capgemini SE	717	148,689
Carrefour SA	2,653	47,546
Cie de Saint-Gobain	2,262	152,226
Cie Generale des Etablissements Michelin SCA	743	113,932
CNP Assurances	840	13,258
Covivio, REIT	226	18,992
Credit Agricole SA	5,201	71,490
Danone SA	2,857	194,784
Dassault Aviation SA	90	10,117
Dassault Systemes SE	2,932	154,298
Edenred	1,048	56,416
Eiffage SA	351	35,474
Electricite de France SA	2,511	31,554
Engie SA	8,067	105,542
EssilorLuxottica SA	1,273	243,261
Eurazeo SE	189	17,710
Faurecia SE	481	22,659
Gecina SA, REIT	197	26,504
Getlink SE	1,973	30,821
Hermes International	137	189,024
Ipsen SA	152	14,484
Kering SA	335	237,937
Klepierre SA, REIT (A)	850	19,009
L’Oreal SA	1,124	465,116
La Francaise DES Jeux SAEM (C)	417	21,441
Legrand SA	1,175	125,901
LVMH Moet Hennessy Louis Vuitton SE	1,236	885,302
Orange SA	8,888	96,122
Orpea SA	225	26,161
Pernod Ricard SA	925	203,928
Publicis Groupe SA	1,006	67,581
Remy Cointreau SA	104	20,178
Renault SA (A)	791	28,062
Safran SA	1,495	189,088
Sanofi	5,055	486,615
Sartorius Stedim Biotech	118	65,939
Schneider Electric SE	2,401	399,896
SCOR SE	652	18,775
SEB SA	124	17,445
Societe Generale SA	3,595	112,577
Sodexo SA (A)	360	31,462
Suez SA	1,457	33,223
Teleperformance	256	100,694
Thales SA	451	43,727
TotalEnergies SE	11,131	532,039
Ubisoft Entertainment SA (A)	385	23,055

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Unibail-Rodamco-Westfield, CDI (A)	6,924	$ 26,215
Unibail-Rodamco-Westfield, REIT (A)	251	18,474
Valeo	948	26,457
Veolia Environnement SA	2,324	71,012
Vinci SA	2,375	247,021
Vivendi SE	3,124	39,331
Wendel SE	119	16,443
Worldline SA (A) (C)	1,025	78,132

		8,022,770

Germany - 8.3%
adidas AG	849	266,804
Allianz SE	1,837	411,572
BASF SE	4,096	310,519
Bayer AG	4,384	237,944
Bayerische Motoren Werke AG	1,437	136,485
Bechtle AG	339	23,186
Beiersdorf AG	425	45,858
Brenntag SE	695	64,562
Carl Zeiss Meditec AG	177	33,905
Commerzbank AG (A)	4,127	27,336
Continental AG (A)	483	52,434
Covestro AG (C)	842	57,383
Daimler AG	3,816	336,692
Delivery Hero SE (A) (C)	718	91,585
Deutsche Bank AG (A)	9,103	115,679
Deutsche Boerse AG	828	134,357
Deutsche Lufthansa AG (A)	1,426	9,729
Deutsche Post AG	4,420	277,177
Deutsche Telekom AG	14,694	294,676
Deutsche Wohnen SE (A)	1,508	92,405
E.ON SE	10,046	122,618
Evonik Industries AG	979	30,699
Fresenius Medical Care AG & Co. KGaA	884	62,008
Fresenius SE & Co. KGaA	1,824	87,306
GEA Group AG	627	28,635
Hannover Rueck SE	262	45,625
HeidelbergCement AG	647	48,268
HelloFresh SE (A)	742	68,388
Henkel AG & Co. KGaA	496	42,668
Infineon Technologies AG	5,827	238,314
KION Group AG	300	27,893
Knorr-Bremse AG	313	33,488
LANXESS AG	343	23,181
LEG Immobilien SE	303	42,800
Merck KGaA	568	122,938
MTU Aero Engines AG	234	52,608
Muenchener Rueckversicherungs-Gesellschaft AG	626	170,816
Nemetschek SE	219	22,874
Puma SE	462	51,358
Rational AG	21	19,727
RWE AG	2,832	99,880
SAP SE	4,650	628,815
Scout24 AG (C)	390	27,087
Siemens AG	3,408	557,382
Siemens Healthineers AG (C)	1,251	81,134
Symrise AG	546	71,565
TeamViewer AG (A) (C)	698	20,420
Telefonica Deutschland Holding AG	5,130	14,606
Uniper SE	386	16,069
United Internet AG	469	18,143
Vitesco Technologies Group AG (A)	97	5,707
Volkswagen AG	147	45,335

Transamerica Series Trust	Page 2

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Vonovia SE	2,442	$ 146,809
Zalando SE (A) (C)	983	89,651

		6,185,103

Hong Kong - 2.9%
AIA Group Ltd.	54,600	628,140
BOC Hong Kong Holdings Ltd.	15,500	46,708
Budweiser Brewing Co. APAC Ltd. (C)	7,500	19,050
Chow Tai Fook Jewellery Group Ltd.	8,400	15,975
CK Asset Holdings Ltd.	8,415	48,553
CK Hutchison Holdings Ltd.	12,000	80,054
CK Infrastructure Holdings Ltd.	2,500	13,944
CLP Holdings Ltd.	7,500	72,213
ESR Cayman Ltd. (A) (C)	8,000	24,145
Futu Holdings Ltd., ADR (A)	200	18,204
Galaxy Entertainment Group Ltd. (A)	10,000	51,310
Hang Lung Properties Ltd.	9,000	20,512
Hang Seng Bank Ltd.	3,300	56,525
Henderson Land Development Co. Ltd.	6,531	24,938
HK Electric Investments & HK Electric Investments Ltd.	11,500	11,419
HKT Trust & HKT Ltd.	16,000	21,877
Hong Kong & China Gas Co. Ltd.	48,085	72,651
Hong Kong Exchanges & Clearing Ltd.	5,472	336,257
Hongkong Land Holdings Ltd.	5,000	23,883
Jardine Matheson Holdings Ltd.	1,000	52,858
Link, REIT	9,070	77,670
Melco Resorts & Entertainment Ltd., ADR (A)	900	9,216
MTR Corp. Ltd.	7,015	37,754
New World Development Co. Ltd.	6,278	25,534
Power Assets Holdings Ltd.	6,000	35,173
Sino Land Co. Ltd.	14,769	19,869
SITC International Holdings Co. Ltd.	6,000	21,350
SJM Holdings Ltd. (A)	8,000	5,437
Sun Hung Kai Properties Ltd.	5,850	73,045
Swire Pacific Ltd., Class A	2,000	11,834
Swire Properties Ltd.	5,800	14,544
Techtronic Industries Co. Ltd.	6,000	118,569
WH Group Ltd. (C)	32,287	22,990
Wharf Real Estate Investment Co. Ltd.	7,300	37,507
Xinyi Glass Holdings Ltd.	8,000	23,865

		2,173,573

Ireland - 1.1%
CRH PLC	3,501	165,229
DCC PLC	430	35,847
Experian PLC	4,124	172,755
Flutter Entertainment PLC (A)	745	147,757
James Hardie Industries PLC, CDI	1,906	67,608
Kerry Group PLC, Class A	702	94,327
Kingspan Group PLC	693	69,126
Smurfit Kappa Group PLC	1,074	56,545

		809,194

Israel - 0.6%
Azrieli Group Ltd.	202	18,184
Bank Hapoalim BM	5,199	45,666
Bank Leumi Le-Israel BM	6,315	53,507
Check Point Software Technologies Ltd. (A)	450	50,868
CyberArk Software Ltd. (A)	200	31,564
Elbit Systems Ltd.	106	15,349
ICL Group Ltd.	3,199	23,312
Israel Discount Bank Ltd., A Shares (A)	5,226	27,587
Mizrahi Tefahot Bank Ltd.	619	20,848
Nice Ltd. (A)	283	80,135

	Shares	Value
COMMON STOCKS (continued)
Israel (continued)
Teva Pharmaceutical Industries Ltd., ADR (A)	4,615	$ 44,950
Wix.com Ltd. (A)	300	58,791

		470,761

Italy - 2.0%
Amplifon SpA	505	24,000
Assicurazioni Generali SpA	4,876	103,270
Atlantia SpA (A)	2,130	40,197
Davide Campari-Milano NV	2,567	36,059
DiaSorin SpA	114	23,873
Enel SpA	36,265	278,342
Eni SpA	11,061	147,501
Ferrari NV	547	114,159
FinecoBank Banca Fineco SpA (A)	2,651	47,882
Infrastrutture Wireless Italiane SpA (C)	1,396	15,549
Intesa Sanpaolo SpA	72,341	204,796
Mediobanca Banca di Credito Finanziario SpA (A)	2,679	32,231
Moncler SpA	925	56,416
Nexi SpA (A) (C)	1,934	36,064
Poste Italiane SpA (C)	2,209	30,334
Prysmian SpA	1,111	38,805
Recordati Industria Chimica e Farmaceutica SpA	490	28,400
Snam SpA	8,544	47,264
Telecom Italia SpA	71,875	28,492
Terna - Rete Elettrica Nazionale	6,050	42,936
UniCredit SpA	9,542	126,276

		1,502,846

Japan - 24.0%
ABC-Mart, Inc.	100	5,617
Acom Co. Ltd.	1,700	6,212
Advantest Corp.	900	80,199
Aeon Co. Ltd.	2,900	76,241
AGC, Inc.	800	41,226
Aisin Corp.	700	25,366
Ajinomoto Co., Inc.	2,000	59,100
ANA Holdings, Inc. (A)	700	18,198
Asahi Group Holdings Ltd.	2,000	96,511
Asahi Intecc Co. Ltd.	1,000	27,389
Asahi Kasei Corp.	5,700	61,082
Astellas Pharma, Inc.	8,300	136,610
Azbil Corp.	500	21,528
Bandai Namco Holdings, Inc.	900	67,660
Bridgestone Corp.	2,500	118,278
Brother Industries Ltd.	900	19,805
Canon, Inc.	4,300	105,213
Capcom Co. Ltd.	800	22,229
Casio Computer Co. Ltd.	800	13,245
Central Japan Railway Co.	600	95,774
Chiba Bank Ltd.	2,500	16,201
Chubu Electric Power Co., Inc.	2,800	33,092
Chugai Pharmaceutical Co. Ltd.	2,900	106,122
Concordia Financial Group Ltd.	4,100	16,140
Cosmos Pharmaceutical Corp.	100	16,983
CyberAgent, Inc.	1,800	34,726
Dai Nippon Printing Co. Ltd.	1,100	26,502
Dai-ichi Life Holdings, Inc.	4,600	100,607
Daifuku Co. Ltd.	500	46,893
Daiichi Sankyo Co. Ltd.	7,700	204,675
Daikin Industries Ltd.	1,100	239,842
Daito Trust Construction Co. Ltd.	300	35,192
Daiwa House Industry Co. Ltd.	2,500	83,337
Daiwa House Investment Corp., REIT	9	26,430

Transamerica Series Trust	Page 3

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Daiwa Securities Group, Inc.	6,300	$ 36,721
Denso Corp.	1,900	124,065
Dentsu Group, Inc.	900	34,627
Disco Corp.	100	28,009
East Japan Railway Co.	1,300	91,875
Eisai Co. Ltd.	1,100	82,398
ENEOS Holdings, Inc.	13,300	54,029
FANUC Corp.	900	197,336
Fast Retailing Co. Ltd.	300	221,255
Fuji Electric Co. Ltd.	500	22,753
FUJIFILM Holdings Corp.	1,600	138,160
Fujitsu Ltd.	900	162,639
GLP J-REIT	17	27,983
GMO Payment Gateway, Inc.	200	25,252
Hakuhodo DY Holdings, Inc.	900	15,488
Hamamatsu Photonics KK	600	37,115
Hankyu Hanshin Holdings, Inc.	900	28,326
Harmonic Drive Systems, Inc.	200	9,592
Hikari Tsushin, Inc.	80	13,522
Hino Motors Ltd.	1,000	9,286
Hirose Electric Co. Ltd.	100	16,619
Hisamitsu Pharmaceutical Co., Inc.	200	7,564
Hitachi Construction Machinery Co. Ltd.	500	14,047
Hitachi Ltd.	4,300	254,391
Hitachi Metals Ltd. (A)	800	15,449
Honda Motor Co. Ltd.	7,300	224,430
Hoshizaki Corp.	300	27,286
Hoya Corp.	1,600	249,630
Hulic Co. Ltd.	1,200	13,364
Ibiden Co. Ltd.	500	27,503
Idemitsu Kosan Co. Ltd.	900	23,676
Iida Group Holdings Co. Ltd.	700	18,005
Inpex Corp.	4,200	32,703
Isuzu Motors Ltd.	2,700	35,128
Ito En Ltd.	200	13,267
ITOCHU Corp.	5,300	154,368
Itochu Techno-Solutions Corp.	400	12,990
Japan Airlines Co. Ltd. (A)	700	16,665
Japan Exchange Group, Inc.	2,300	57,040
Japan Metropolitan Fund Investment Corp., REIT	30	28,806
Japan Post Bank Co. Ltd.	2,000	17,155
Japan Post Holdings Co. Ltd.	7,000	58,840
Japan Post Insurance Co. Ltd.	1,000	18,138
Japan Real Estate Investment Corp., REIT	6	35,989
Japan Tobacco, Inc.	5,200	101,890
JFE Holdings, Inc.	2,200	32,992
JSR Corp.	900	32,351
Kajima Corp.	1,800	23,066
Kakaku.com, Inc.	500	16,147
Kansai Electric Power Co., Inc.	2,900	28,102
Kansai Paint Co. Ltd.	700	17,365
Kao Corp.	2,100	124,978
KDDI Corp.	7,100	233,754
Keio Corp.	500	26,743
Keisei Electric Railway Co. Ltd.	500	16,563
Keyence Corp.	900	537,184
Kikkoman Corp.	700	56,961
Kintetsu Group Holdings Co. Ltd. (A)	700	23,540
Kirin Holdings Co. Ltd.	3,600	66,816
Kobayashi Pharmaceutical Co. Ltd.	200	15,857
Kobe Bussan Co. Ltd.	600	19,604
Koei Tecmo Holdings Co. Ltd.	260	12,341
Koito Manufacturing Co. Ltd.	500	30,067
Komatsu Ltd.	3,700	88,609
Konami Holdings Corp.	400	25,072
Kose Corp.	200	23,919

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Kubota Corp.	4,400	$ 93,644
Kurita Water Industries Ltd.	400	19,247
Kyocera Corp.	1,400	87,516
Kyowa Kirin Co. Ltd.	1,100	39,655
Lasertec Corp.	300	68,297
Lawson, Inc.	200	9,824
Lion Corp.	900	14,557
Lixil Corp.	1,100	31,882
M3, Inc.	2,000	142,537
Makita Corp.	1,000	54,983
Marubeni Corp.	6,900	57,085
Mazda Motor Corp. (A)	2,700	23,366
McDonald’s Holdings Co. Japan Ltd.	300	14,154
Medipal Holdings Corp.	800	15,056
MEIJI Holdings Co. Ltd.	500	32,326
Mercari, Inc. (A)	400	22,103
Minebea Mitsumi, Inc.	1,500	38,202
MISUMI Group, Inc.	1,200	51,059
Mitsubishi Chemical Holdings Corp.	5,500	50,071
Mitsubishi Corp.	5,600	175,854
Mitsubishi Electric Corp.	8,000	111,181
Mitsubishi Estate Co. Ltd.	5,100	81,206
Mitsubishi Gas Chemical Co., Inc.	700	13,804
Mitsubishi HC Capital, Inc.	2,900	15,164
Mitsubishi Heavy Industries Ltd.	1,400	37,512
Mitsubishi UFJ Financial Group, Inc.	53,900	318,621
Mitsui & Co. Ltd.	6,900	150,882
Mitsui Chemicals, Inc.	700	23,386
Mitsui Fudosan Co. Ltd.	4,000	95,020
Miura Co. Ltd.	400	15,990
Mizuho Financial Group, Inc.	10,800	152,789
MonotaRO Co. Ltd.	1,000	22,410
MS&AD Insurance Group Holdings, Inc.	1,800	60,204
Murata Manufacturing Co. Ltd.	2,600	229,976
Nabtesco Corp.	500	18,905
NEC Corp.	1,100	59,610
Nexon Co. Ltd.	2,100	33,706
NGK Insulators Ltd.	1,200	20,341
NH Foods Ltd.	300	11,329
Nidec Corp.	2,000	220,480
Nihon M&A Center, Inc.	1,400	41,110
Nintendo Co. Ltd.	500	238,941
Nippon Building Fund, Inc., REIT	7	45,477
Nippon Express Co. Ltd.	300	20,661
Nippon Paint Holdings Co. Ltd.	3,000	32,670
Nippon Prologis, Inc., REIT	8	26,736
Nippon Sanso Holdings Corp.	700	17,543
Nippon Shinyaku Co. Ltd.	200	16,625
Nippon Steel Corp.	3,600	64,749
Nippon Telegraph & Telephone Corp.	5,800	160,713
Nippon Yusen KK	700	52,450
Nissan Chemical Corp.	500	29,243
Nissan Motor Co. Ltd. (A)	9,700	48,475
Nisshin Seifun Group, Inc.	700	11,600
Nissin Foods Holdings Co. Ltd.	300	24,073
Nitori Holdings Co. Ltd.	400	78,829
Nitto Denko Corp.	700	49,831
Nomura Holdings, Inc.	13,200	65,075
Nomura Real Estate Holdings, Inc.	400	10,399
Nomura Real Estate Master Fund, Inc., REIT	17	24,468
Nomura Research Institute Ltd.	1,500	55,135
NSK Ltd.	1,600	10,842
NTT Data Corp.	2,800	54,136
Obayashi Corp.	2,500	20,607
OBIC Co. Ltd.	300	57,047
Odakyu Electric Railway Co. Ltd.	1,300	30,089

Transamerica Series Trust	Page 4

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Oji Holdings Corp.	3,800	$ 19,147
Olympus Corp.	5,000	109,440
Omron Corp.	800	79,162
Ono Pharmaceutical Co. Ltd.	1,600	36,486
Oracle Corp.	200	17,569
Oriental Land Co. Ltd.	900	145,598
ORIX Corp.	5,500	102,913
ORIX J-REIT, Inc.	12	20,884
Osaka Gas Co. Ltd.	1,600	29,237
Otsuka Corp.	500	25,711
Otsuka Holdings Co. Ltd.	1,700	72,697
Pan Pacific International Holdings Corp.	1,700	35,077
Panasonic Corp.	9,900	122,714
PeptiDream, Inc. (A)	400	13,058
Persol Holdings Co. Ltd.	800	19,943
Pigeon Corp.	500	11,624
Pola Orbis Holdings, Inc.	300	6,905
Rakuten Group, Inc.	3,700	36,041
Recruit Holdings Co. Ltd.	6,000	366,755
Renesas Electronics Corp. (A)	5,400	66,460
Resona Holdings, Inc.	9,200	36,800
Ricoh Co. Ltd.	2,700	27,627
Rinnai Corp.	200	21,958
Rohm Co. Ltd.	400	37,721
Ryohin Keikaku Co. Ltd.	1,150	25,580
Santen Pharmaceutical Co. Ltd.	1,500	21,096
SBI Holdings, Inc.	1,000	24,492
SCSK Corp.	600	12,690
Secom Co. Ltd.	900	65,095
Seiko Epson Corp.	1,200	24,228
Sekisui Chemical Co. Ltd.	1,700	29,210
Sekisui House Ltd.	2,700	56,541
Seven & i Holdings Co. Ltd.	3,300	150,231
SG Holdings Co. Ltd.	1,400	39,607
Sharp Corp.	1,000	12,606
Shimadzu Corp.	1,000	43,916
Shimano, Inc.	300	87,656
Shimizu Corp.	2,300	17,216
Shin-Etsu Chemical Co. Ltd.	1,600	270,030
Shionogi & Co. Ltd.	1,200	82,115
Shiseido Co. Ltd.	1,800	120,977
Shizuoka Bank Ltd.	2,000	16,432
SMC Corp.	300	187,173
SoftBank Corp.	12,700	172,273
SoftBank Group Corp.	5,500	317,819
Sohgo Security Services Co. Ltd.	300	13,487
Sompo Holdings, Inc.	1,400	60,739
Sony Group Corp.	5,600	621,704
Square Enix Holdings Co. Ltd.	400	21,378
Stanley Electric Co. Ltd.	500	12,629
Subaru Corp.	2,600	48,047
Sumco Corp.	1,100	21,946
Sumitomo Chemical Co. Ltd.	6,500	33,737
Sumitomo Corp.	5,000	70,435
Sumitomo Dainippon Pharma Co. Ltd.	700	12,512
Sumitomo Electric Industries Ltd.	3,200	42,553
Sumitomo Metal Mining Co. Ltd.	1,100	39,777
Sumitomo Mitsui Financial Group, Inc.	5,800	204,040
Sumitomo Mitsui Trust Holdings, Inc.	1,400	48,216
Sumitomo Realty & Development Co. Ltd.	1,400	51,172
Suntory Beverage & Food Ltd.	600	24,873
Suzuki Motor Corp.	1,600	71,486
Sysmex Corp.	800	99,367
T&D Holdings, Inc.	2,200	30,179
Taisei Corp.	800	25,633
Taisho Pharmaceutical Holdings Co. Ltd.	200	11,658
Takeda Pharmaceutical Co. Ltd.	7,000	230,879

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
TDK Corp.	1,800	$ 64,913
Terumo Corp.	2,800	132,211
THK Co. Ltd.	500	10,972
TIS, Inc.	1,000	27,294
Tobu Railway Co. Ltd.	900	24,233
Toho Co. Ltd.	500	23,556
Toho Gas Co. Ltd.	300	13,048
Tohoku Electric Power Co., Inc.	1,900	13,967
Tokio Marine Holdings, Inc.	2,800	150,094
Tokyo Century Corp.	200	11,260
Tokyo Electric Power Co. Holdings, Inc. (A)	6,100	17,368
Tokyo Electron Ltd.	700	309,245
Tokyo Gas Co. Ltd.	1,600	29,772
Tokyu Corp.	2,100	31,171
Toppan, Inc.	1,000	16,955
Toray Industries, Inc.	6,000	38,125
Toshiba Corp.	1,800	75,764
Tosoh Corp.	1,100	19,934
TOTO Ltd.	600	28,570
Toyo Suisan Kaisha Ltd.	400	17,712
Toyota Industries Corp.	700	57,596
Toyota Motor Corp.	47,000	837,417
Toyota Tsusho Corp.	900	37,794
Trend Micro, Inc.	600	33,413
Tsuruha Holdings, Inc.	200	24,664
Unicharm Corp.	1,700	75,330
United Urban Investment Corp., REIT	13	17,570
USS Co. Ltd.	900	15,320
Welcia Holdings Co. Ltd.	400	14,417
West Japan Railway Co.	1,000	50,267
Yakult Honsha Co. Ltd.	600	30,373
Yamada Holdings Co. Ltd.	2,800	11,759
Yamaha Corp.	600	37,741
Yamaha Motor Co. Ltd.	1,200	33,408
Yamato Holdings Co. Ltd.	1,200	30,372
Yaskawa Electric Corp.	1,100	52,820
Yokogawa Electric Corp.	1,000	17,442
Z Holdings Corp.	12,000	76,801
ZOZO, Inc.	500	18,732

		17,957,445

Jordan - 0.0% (D)
Hikma Pharmaceuticals PLC	787	25,889

Luxembourg - 0.3%
ArcelorMittal SA	3,211	98,297
Aroundtown SA	4,530	31,207
Eurofins Scientific SE	578	74,210
Tenaris SA	2,087	21,953

		225,667

Macau - 0.0% (D)
Sands China Ltd. (A)	10,000	20,465
Wynn Macau Ltd. (A)	5,600	4,712

		25,177

Netherlands - 6.2%
ABN AMRO Bank NV, CVA (A) (C)	1,845	26,618
Adyen NV (A) (C)	88	245,992
Akzo Nobel NV	812	88,723
Argenx SE (A)	202	61,041
ASM International NV	201	78,715
ASML Holding NV	1,867	1,394,758
EXOR NV	471	39,525
Heineken Holding NV	494	43,015
Heineken NV	1,148	119,822

Transamerica Series Trust	Page 5

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
ING Groep NV	17,023	$ 247,489
JDE Peet’s NV	324	9,683
Just Eat Takeaway.com NV (A) (C)	768	56,113
Koninklijke Ahold Delhaize NV	4,564	151,973
Koninklijke DSM NV	766	153,182
Koninklijke KPN NV	14,861	46,764
Koninklijke Philips NV	4,070	180,817
Koninklijke Vopak NV	352	13,870
NN Group NV	1,333	69,826
Prosus NV (A)	4,160	332,970
QIAGEN NV (A)	991	51,416
Randstad NV	533	35,885
Royal Dutch Shell PLC, A Shares	18,282	406,577
Royal Dutch Shell PLC, B Shares	16,327	361,751
Stellantis NV	9,072	172,762
Universal Music Group NV (A)	3,124	83,646
Wolters Kluwer NV	1,152	122,108

		4,595,041

New Zealand - 0.3%
a2 Milk Co. Ltd. (A)	2,916	12,912
Auckland International Airport Ltd. (A)	5,679	30,527
Fisher & Paykel Healthcare Corp. Ltd.	2,451	53,911
Mercury Ltd.	2,868	12,827
Meridian Energy Ltd.	5,703	19,286
Ryman Healthcare Ltd.	1,798	18,709
Spark New Zealand Ltd.	7,962	26,194
Xero Ltd. (A)	567	55,639

		230,005

Norway - 0.7%
Adevinta ASA (A)	1,201	20,581
DnB Bank ASA (A)	4,029	91,598
Equinor ASA	4,212	107,115
Gjensidige Forsikring ASA	914	20,243
Mowi ASA	1,878	47,714
Norsk Hydro ASA	5,756	42,963
Orkla ASA	3,419	31,380
Schibsted ASA, B Shares	444	18,884
Schibsted ASA, Class A	272	12,911
Telenor ASA	3,131	52,701
Yara International ASA	788	39,035

		485,125

Poland - 0.0% (D)
InPost SA (A)	845	14,021

Portugal - 0.2%
EDP - Energias de Portugal SA	12,179	63,978
Galp Energia SGPS SA	2,100	23,852
Jeronimo Martins SGPS SA	1,039	20,712

		108,542

Singapore - 1.1%
Ascendas, REIT	13,803	30,424
CapitaLand Integrated Commercial Trust, REIT	21,752	32,390
Capitaland Investment Ltd. (A)	11,894	29,783
City Developments Ltd.	1,800	9,110
DBS Group Holdings Ltd.	8,146	180,504
Genting Singapore Ltd.	26,500	13,972
Keppel Corp. Ltd.	6,200	23,676
Mapletree Commercial Trust, REIT	7,800	11,821
Mapletree Logistics Trust, REIT	12,482	18,660
Oversea-Chinese Banking Corp. Ltd.	15,160	127,658
Sea Ltd., ADR (A)	300	95,619

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Singapore Airlines Ltd. (A)	6,300	$ 23,200
Singapore Exchange Ltd.	3,500	25,623
Singapore Technologies Engineering Ltd.	7,100	19,819
Singapore Telecommunications Ltd.	35,600	64,090
United Overseas Bank Ltd.	5,300	100,263
UOL Group Ltd.	1,700	8,549
Venture Corp. Ltd.	1,100	14,458
Wilmar International Ltd.	7,900	24,406

		854,025

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA	1,110	30,068
Aena SME SA (A) (C)	322	55,687
Amadeus IT Group SA (A)	2,017	132,662
Banco Bilbao Vizcaya Argentaria SA	29,267	193,180
Banco Santander SA	77,344	280,168
CaixaBank SA	18,811	58,333
Cellnex Telecom SA (C)	2,277	140,582
EDP Renovaveis SA	1,217	30,196
Enagas SA	1,047	23,269
Endesa SA	1,353	27,287
Ferrovial SA	2,075	60,566
Grifols SA	1,270	31,011
Iberdrola SA	26,400	265,595
Industria de Diseno Textil SA	4,875	179,379
Naturgy Energy Group SA	1,314	33,075
Red Electrica Corp. SA	1,865	37,416
Repsol SA	6,678	87,172
Siemens Gamesa Renewable Energy SA (A)	996	25,315
Telefonica SA	22,456	105,377

		1,796,338

Sweden - 3.4%
Alfa Laval AB	1,382	51,547
Assa Abloy AB, B Shares	4,419	128,180
Atlas Copco AB, A Shares	2,950	178,138
Atlas Copco AB, B Shares	1,749	88,896
Boliden AB	1,195	38,264
Electrolux AB, Series B (A)	1,026	23,704
Embracer Group AB (A)	2,166	20,857
Epiroc AB, Class A	2,967	61,683
Epiroc AB, Class B	1,686	29,862
EQT AB	1,308	54,313
Essity AB, Class B	2,731	84,699
Evolution AB (C)	749	113,428
Fastighets AB Balder, B Shares (A)	471	28,306
H&M Hennes & Mauritz AB, B Shares (A)	3,450	69,834
Hexagon AB, B Shares	8,685	134,340
Husqvarna AB, B Shares	1,919	22,924
ICA Gruppen AB	408	18,719
Industrivarden AB, A Shares	408	13,034
Industrivarden AB, C Shares	687	21,225
Investment AB Latour, B Shares	680	21,042
Investor AB, B Shares	8,032	172,723
Kinnevik AB, Class B (A)	1,043	36,666
L E Lundbergforetagen AB, B Shares	350	19,207
Lundin Energy AB	869	32,258
Nibe Industrier AB, B Shares	6,285	78,982
Sandvik AB	4,977	113,706
Securitas AB, B Shares	1,272	20,133
Sinch AB (A) (C)	2,168	42,042
Skandinaviska Enskilda Banken AB, Class A	7,227	101,853
Skanska AB, B Shares	1,530	38,384
SKF AB, B Shares	1,700	40,088

Transamerica Series Trust	Page 6

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Svenska Cellulosa AB SCA, Class B	2,567	$ 39,784
Svenska Handelsbanken AB, A Shares	6,627	74,218
Swedbank AB, A Shares	3,942	79,489
Swedish Match AB	7,018	61,455
Tele2 AB, B Shares	2,218	32,841
Telefonaktiebolaget LM Ericsson, B Shares	12,868	145,240
Telia Co. AB	11,412	46,946
Volvo AB, A Shares	846	19,115
Volvo AB, B Shares	6,393	142,733

		2,540,858

Switzerland - 10.0%
ABB Ltd.	7,762	259,653
Adecco Group AG	666	33,370
Alcon, Inc.	2,189	177,245
Baloise Holding AG	218	33,068
Banque Cantonale Vaudoise	156	11,861
Barry Callebaut AG	16	36,289
Chocoladefabriken Lindt & Spruengli AG	5	55,904
Cie Financiere Richemont SA, Class A	2,302	238,676
Clariant AG (A)	978	18,357
Coca-Cola HBC AG (A)	901	29,034
Credit Suisse Group AG	11,138	110,002
EMS-Chemie Holding AG	32	30,234
Geberit AG	166	121,878
Givaudan SA	41	186,923
Glencore PLC (A)	44,622	209,907
Holcim Ltd. (A)	2,287	110,199
Julius Baer Group Ltd.	1,007	66,905
Kuehne & Nagel International AG	233	79,546
Logitech International SA	744	66,192
Lonza Group AG	332	249,036
Nestle SA	12,982	1,564,201
Novartis AG	9,885	810,562
Partners Group Holding AG	101	157,624
Roche Holding AG	3,269	1,199,540
Schindler Holding AG	277	73,347
SGS SA	27	78,593
Siemens Energy AG (A)	1,771	47,373
Sika AG	633	200,138
Sonova Holding AG	245	92,588
STMicroelectronics NV	2,990	130,549
Straumann Holding AG	46	82,499
Swatch Group AG	395	46,084
Swiss Life Holding AG	142	71,549
Swiss Prime Site AG	312	30,476
Swiss Re AG	1,333	113,772
Swisscom AG	113	65,029
Temenos AG	282	38,264
UBS Group AG	16,354	261,036
Vifor Pharma AG	216	27,997
Zurich Insurance Group AG	671	274,386

		7,489,886

United Kingdom - 12.4%
3i Group PLC	4,292	73,723
Abrdn PLC	9,429	32,247
Admiral Group PLC	870	36,352
Anglo American PLC	5,779	202,546
Ashtead Group PLC	2,006	151,640
Associated British Foods PLC	1,549	38,559
AstraZeneca PLC	6,897	831,211
Auto Trader Group PLC (C)	4,188	33,027
AVEVA Group PLC	502	24,262
Aviva PLC	17,228	91,306

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
BAE Systems PLC	14,347	$ 108,665
Barclays PLC	75,366	191,503
Barratt Developments PLC	4,469	39,505
Berkeley Group Holdings PLC	513	29,957
BP PLC	90,233	410,998
British American Tobacco PLC	9,718	339,688
British Land Co. PLC, REIT	3,568	23,676
BT Group PLC (A)	39,297	84,245
Bunzl PLC	1,410	46,522
Burberry Group PLC	1,779	43,295
CNH Industrial NV	4,375	73,540
Coca-Cola Europacific Partners PLC	947	52,360
Compass Group PLC (A)	7,973	163,057
Croda International PLC	610	69,892
Diageo PLC	10,419	504,436
Direct Line Insurance Group PLC	5,920	23,100
Entain PLC (A)	2,555	72,975
Evraz PLC	2,367	18,780
Ferguson PLC	980	136,045
GlaxoSmithKline PLC	22,420	423,136
Halma PLC	1,614	61,564
Hargreaves Lansdown PLC	1,536	29,492
HSBC Holdings PLC	91,004	475,831
Imperial Brands PLC	4,210	88,059
Informa PLC (A)	6,338	46,609
InterContinental Hotels Group PLC (A)	784	50,060
Intertek Group PLC	680	45,470
J Sainsbury PLC	7,016	26,891
JD Sports Fashion PLC	2,235	31,410
Johnson Matthey PLC	805	28,881
Kingfisher PLC	8,648	39,036
Land Securities Group PLC, REIT	2,920	27,215
Legal & General Group PLC	25,564	96,046
Lloyds Banking Group PLC	316,938	197,269
London Stock Exchange Group PLC	1,470	147,306
M&G PLC	11,649	31,827
Melrose Industries PLC	19,332	44,883
Mondi PLC	2,203	53,987
National Grid PLC	16,088	191,700
Natwest Group PLC	25,713	77,521
Next PLC	568	62,481
Ocado Group PLC (A)	2,137	47,757
Pearson PLC	3,083	29,567
Persimmon PLC	1,362	48,712
Phoenix Group Holdings PLC	2,768	23,930
Prudential PLC	11,672	226,500
Reckitt Benckiser Group PLC	3,183	250,057
RELX PLC	8,625	248,281
Rentokil Initial PLC	7,988	62,728
Rio Tinto PLC	5,006	328,154
Rolls-Royce Holdings PLC (A)	37,107	69,305
Sage Group PLC	4,596	43,762
Schroders PLC	551	26,536
Segro PLC, REIT	5,322	85,492
Severn Trent PLC	1,054	36,900
Smith & Nephew PLC	3,912	67,395
Smiths Group PLC	1,756	33,861
Spirax-Sarco Engineering PLC	318	63,983
SSE PLC	4,702	99,001
St. James’s Place PLC	2,348	47,365
Standard Chartered PLC	11,792	68,933
Taylor Wimpey PLC	14,863	31,000
Tesco PLC	33,856	115,301
Unilever PLC	11,668	631,686
United Utilities Group PLC	2,917	37,966
Vodafone Group PLC	123,446	187,847
Whitbread PLC (A)	897	39,883

Transamerica Series Trust	Page 7

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
WM Morrison Supermarkets PLC	10,612	$ 42,109
WPP PLC	5,321	71,288

		9,289,085

Total Common Stocks (Cost $62,948,109)		73,688,827

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG, 2.97% (E)	261	19,798
FUCHS PETROLUB SE, 2.61% (E)	295	13,812
Henkel AG & Co. KGaA, 2.41% (E)	800	74,007
Porsche Automobil Holding SE, 2.64% (E)	670	66,257
Sartorius AG, 0.14% (E)	111	70,664
Volkswagen AG, 2.56% (E)	829	184,786

Total Preferred Stocks (Cost $344,698)		429,324

RIGHTS - 0.0% (D)
France - 0.0% (D)
Veolia Environnement SA, (A) Exercise Price EUR 0, Expiration Date 10/01/2021	2,324	1,928

Germany - 0.0% (D)
Deutsche Lufthansa AG, (A) Exercise Price EUR 3.58, Expiration Date 10/05/2021	1,426	3,386

Total Rights (Cost $7,083)		5,314

Total Investments (Cost $63,299,890)		74,123,465
Net Other Assets (Liabilities) - 0.8%		625,176

Net Assets - 100.0%		$ 74,748,641

Transamerica Series Trust	Page 8

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	7	12/17/2021	$821,104	$793,450	$—	$(27,654)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	8.7%	$6,444,329
Pharmaceuticals	8.2	6,113,998
Insurance	4.8	3,573,711
Chemicals	3.5	2,620,467
Oil, Gas & Consumable Fuels	3.5	2,568,777
Semiconductors & Semiconductor Equipment	3.3	2,454,213
Automobiles	3.3	2,426,093
Food Products	3.2	2,376,623
Machinery	3.2	2,350,678
Textiles, Apparel & Luxury Goods	3.1	2,308,902
Metals & Mining	2.9	2,117,002
Capital Markets	2.8	2,105,064
Health Care Equipment & Supplies	2.3	1,715,312
Beverages	2.1	1,523,982
Personal Products	1.9	1,435,296
Electrical Equipment	1.9	1,432,289
IT Services	1.9	1,407,375
Diversified Telecommunication Services	1.9	1,383,624
Electronic Equipment, Instruments & Components	1.8	1,373,236
Electric Utilities	1.8	1,334,222
Professional Services	1.8	1,304,898
Software	1.7	1,268,082
Industrial Conglomerates	1.6	1,179,758
Real Estate Management & Development	1.6	1,153,987
Household Durables	1.5	1,109,230
Food & Staples Retailing	1.5	1,093,927
Hotels, Restaurants & Leisure	1.5	1,091,484
Trading Companies & Distributors	1.5	1,084,199
Equity Real Estate Investment Trusts	1.3	985,453
Wireless Telecommunication Services	1.3	944,534
Building Products	1.2	929,871
Aerospace & Defense	1.2	857,087
Internet & Direct Marketing Retail	1.0	715,583
Specialty Retail	0.9	681,936
Biotechnology	0.9	657,277
Multi-Utilities	0.9	637,173
Auto Components	0.8	631,743
Entertainment	0.8	623,124
Tobacco	0.8	591,092
Diversified Financial Services	0.8	577,177
Air Freight & Logistics	0.8	573,971
Household Products	0.7	552,942
Construction & Engineering	0.7	538,906
Road & Rail	0.7	501,368
Life Sciences Tools & Services	0.6	440,601
Construction Materials	0.5	391,304
Technology Hardware, Storage & Peripherals	0.5	381,225
Media	0.5	371,012
Transportation Infrastructure	0.5	340,496
Health Care Providers & Services	0.4	328,694
Multiline Retail	0.4	324,431
Gas Utilities	0.4	282,325
Communications Equipment	0.4	276,471
Marine	0.4	265,223

Transamerica Series Trust	Page 9

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Commercial Services & Supplies	0.3%		$254,866
Paper & Forest Products	0.3		240,523
Interactive Media & Services	0.3		230,413
Leisure Products	0.3		193,057
Health Care Technology	0.2		142,537
Airlines	0.1		85,165
Water Utilities	0.1		74,866
Independent Power & Renewable Electricity Producers	0.1		65,551
Containers & Packaging	0.1		56,545
Energy Equipment & Services	0.0	(D)	21,953
Consumer Finance	0.0	(D)	6,212

Investments	100.0		74,123,465

Total Investments	100.0%		$74,123,465

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$361,572	$73,327,255	$—	$73,688,827
Preferred Stocks	—	429,324	—	429,324
Rights	—	5,314	—	5,314

Total Investments	$361,572	$73,761,893	$—	$74,123,465

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(27,654)	$—	$—	$(27,654)

Total Other Financial Instruments	$(27,654)	$—	$—	$(27,654)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2021, the value of the security is $12,490, representing less than 0.1% of the Portfolio’s net assets.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the total value of 144A securities is $1,457,869, representing 2.0% of the Portfolio’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at September 30, 2021.
(F)	There were no transfers in or out of Level 3 during the period ended September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 10

Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica MSCI EAFE Index VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

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Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 12